Note 4 - Changes in Accounting Standards	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
4.	CHANGES IN ACCOUNTING STANDARDS

Accounting standards and interpretations adopted

During the
year ended
January 31, 2018,
the Company adopted the following new accounting standards, interpretations, and amendments, neither of which had material impact on the consolidated financial statements.

Disclosure Initiative (Amendments to IAS

7
Statement of Cash Flows)

The amendments require entities to provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities.

Recognition
of Deferred Tax Assets for Unrealized Losses (Amendments to IAS
12
Income Taxes)

The amendments clarify how to account for deferred tax assets related to debt instruments measured at fair value.

Accounting Standards issued but
not
yet applied

The following standards, interpretations and amendments, which have not
been applied in these
consolidated financial statements, will or
may
have an effect on the Company’s future consolidated financial statements. The Company is in the process of evaluating these new standards.

IFRS
9
Financial
I
nstruments,
C
lassification and
M
easurement

IFRS
9
Financial Instruments is part of the IASB's wider project to replace IAS
39
Financial Instruments: Recognition and Measurement
. IFRS
9
retains but simplifies the mixed measurement model and establishes two
primary measurement categories for financial assets: amortized cost and fair value. The basis of classification depends on the entity's business model and the contractual cash flow characteristics of the financial asset. The standard is effective for the annual period beginning on
February 1, 2018.
The Company is currently evaluating the impact of the new standard on its consolidated financial statements.

IFRS
16
Leases

IFRS
16
specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is
12
months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS

16’s
approach to lessor accounting substantially unchanged from its predecessor, IAS
17
Leases
. The standard is effective for the annual period beginning on
February 1, 2019.
The Company is currently evaluating the impact of the new standard on its consolidated financial statements.

XIANA MINING INC.
(An Exploration Stage Company)
NOTES TO THE
CONSOLIDATED FINANCIAL STATEMENTS
(Expressed in Canadian Dollars)
YEARS ENDED JANUARY 31, 2018 AND 2017